Stock-Based Compensation - Summary of assumptions in the binomial option-pricing model used to determine the fair value of stock options (Details) - $ / shares		12 Months Ended
	Jan. 13, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Fair value of underlying common stock	$ 11.50	$ 11.50
Weighted average risk-free interest rate	0.74%	1.30%
Expected volatility	21.00%	18.00%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected dividend yield		0.00%	0.00%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Fair value of underlying common stock		$ 5.89	$ 0.65
Weighted average risk-free interest rate		1.42%	1.55%
Expected term (in years)		6	6
Expected volatility		68.90%	70.40%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Fair value of underlying common stock		$ 0.82	$ 0.46
Weighted average risk-free interest rate		0.48%	0.27%
Expected term (in years)			5
Expected volatility		56.30%	69.50%